LAND IMPROVEMENTS, BUILDING AND EQUIPMENT, NET (Details) (USD $)	Jul. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Land improvements building and equipment, gross		$ 35,557,415	$ 36,320,459
Less accumulated depreciation and amortization		14,514,347	13,882,206
Land improvements building and equipment, net	19,528,550	21,043,068	22,438,253
Improvements
Land improvements building and equipment, gross		11,210,436	10,198,986
Corporate buildings
Land improvements building and equipment, gross		554,873	579,175
Properties leased to others
Land improvements building and equipment, gross		22,298,025	23,089,886
Equipment and furnishings
Land improvements building and equipment, gross		$ 1,494,081	$ 2,452,412